Convertible Notes And Derivative Liability and Warrants (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes And Derivative Liability and Warrants [Abstract]
Schedule of Convertible Notes
	June 30, 2026	December 31, 2025
Convertible notes, at amortised cost are as follows:
Convertible notes at amortised cost	$1,104,542	4,701,738
Less: Deferred debt issuance cost	$-	348,316
Convertible notes, net	$1,104,542	4,353,422
Presented as:
Current liability	$1,104,542	256,056
Non-current liability	$-	4,097,366
Convertible notes, net	$1,104,542	4,353,422

Schedule of Outstanding Convertible Notes

As of June 30, 2026, the Company had the following outstanding convertible notes:

	Principal	Conversion	Coupon	Issuance	Maturity
Note Holders	Amount	Price	Rate	Date	Date
Vanquish	$107,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	January 22, 2026	October 30, 2026
Boot Capital	50,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	January 22, 2026	October 30, 2026
CFI Capital	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	6%	March 18, 2026	March 18, 2027
Silvercrest	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	March 30, 2026	March 30, 2027

FirstFire	220,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	12%	March 25, 2026	March 25, 2027
Pacific Pier	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	April 14, 2026	April 14, 2027
Labrys Fund	250,000	15% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	April 20, 2026	April 20, 2027
White Lion	200,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	April 26, 2026	April 27, 2027
Vanquish	207,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	May 4, 2026	February 28, 2027
White Lion	166,667	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	May 26, 2026	May 26, 2027
Vanquish	132,000	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	June 8, 2026	March 15, 2027
White Lion	83,334	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	June 8, 2026	June 8, 2027
White Lion	111,111	25% discount of lowest traded price during 10 trading days immediately preceding the conversion date	10%	June 22, 2026	June 22, 2027

Schedule of Transaction Costs on Issuance of Notes

The transaction costs incurred on issuance of the Notes are capitalized and amortised over the term of the Notes as follows:

	June 30, 2026	December 31, 2025
Balance at beginning of the period / year	$348,316	$648,232
Add: capitalized during the period / year	-	564,000
Less: charged to additional paid in capital for converted notes during the period / year	(269,263)	(777,836)
Less: amortized during the period / year	(79,053)	(86,080)
Ending balance	$-	$348,316